Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating Activities:
Net Income	$ 838,063	$ 769,471
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	413,695	369,324
Change in deferred taxes, net	29,721	16,346
(Gain) loss on sale of investments	(176)	(4,639)
(Gain) loss on sale of fixed assets	(1,093)	(225)
Stock Option Compensation Expense	21,667	20,385
Cash outflow from hedging	(58,718)	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(227,190)	(208,753)
Inventories, net	(105,445)	(20,812)
Prepaid expenses, other current and non-current assets	(65,597)	(56,587)
Accounts receivable, related parties	(9,496)	41,160
Accounts payable, related parties	(8,482)	(58,036)
Accounts payable, accrued expenses and other current and non-current liabilities	96,629	155,058
Income tax payable	26,122	4,442
Net cash provided by (used in) operating activities	949,700	1,027,134
Investing Activities:
Purchases of property, plant and equipment	(396,606)	(350,018)
Proceeds from sale of property, plant and equipment	16,496	10,552
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,171,293)	(378,048)
Proceeds from divestitures	0	8,494
Net cash (used in) provided by investing activities	(1,551,403)	(709,020)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	143,893	156,041
Repayments of short-term borrowings and other financial liabilities	(131,831)	(145,950)
Proceeds from short-term borrowings from related parties	148,383	0
Repayments of short-term borrowings from related parties	(66,246)	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	2,526,085	886,914
Repayments of long-term debt and capital lease obligations	(723,234)	(1,022,718)
Redemption of Trust Preferred Securities	(653,760)	0
Increase (decrease) of accounts receivable securitization program	(510,000)	281,000
Proceeds from exercise of stock options	68,560	93,092
Payment of dividends [N]	(280,649)	(231,967)
Distributions to noncontrolling interests	(95,094)	(87,037)
Contributions from noncontrolling interests	18,193	19,205
Net cash (used in) provided by financing activities	444,300	(51,420)
Effect of exchange rate changes on cash and cash equivalents	30,478	3,789
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(126,925)	270,483
Cash and cash equivalents at beginning of period	522,870	301,225
Cash and cash equivalents at end of period	$ 395,945	$ 571,708